Leases - Summary of Lease Liabilities Related to Lease Shown in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities [Abstract]
Current lease liabilities	$ 686	$ 696
Non-current lease liabilities	240	952
Total lease liabilities	$ 926	$ 1,648